Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

The following table sets forth information concerning: (1) the compensation of the Company’s current principal executive officer (“PEO”) and Chief Executive Officer (Mr. Sides), former PEO and Chief Executive Officer (Mr. Frantz) and the average compensation for the Company’s other NEOs, each as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under SEC rules, for each of the fiscal years ended March 31, 2021, 2022 and 2023 and (2) the Company’s cumulative total stockholder return (“TSR”), the cumulative TSR of the Company’s comparator peer group (“Comparator Group TSR”), net income and revenue for each such fiscal year in accordance with SEC rules:

							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO (Frantz)	Compensation Actually Paid for PEO (Frantz)	Summary Compensation Table Total for PEO (Sides)	Compensation Actually Paid to PEO (Sides)	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)	Total Stockholder Return ($)(3)	Peer Group Total Stockholder Return ($)(4)	Net Income/(Loss) (thousands) ($)	Revenue (thousands) ($)(5)
2023	$—	$—	$7,895,821	$2,517,729	$2,493,939	$218,083	$167	$140	$(2,654)	$653,172
2022	5,299,951	(3,522,084)	15,740,135	22,918,445	3,998,085	5,668,589	200	166	1,618	596,350
2021	5,831,722	12,129,271	—	—	2,400,467	4,439,771	173	179	9,515	556,821
(1)
The following individuals were the Company’s NEOs for the applicable fiscal year:

Year	PEO(s)	Non-CEO NEOs
2023	David Sides	James R. Arnold, Jr., Jeffrey D. Linton, David A. Metcalfe, Mitchell L. Waters, Srinivas S. Velamoor
2022	David Sides Rusty Frantz	James R. Arnold, Jr., David A. Metcalfe, Mitchell L. Waters, Srinivas S. Velamoor
2021	Rusty Frantz	James R. Arnold, Jr., Jeffrey D. Linton, David A. Metcalfe

(2)
Compensation actually paid to the Company’s NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2021		2022			2023
Adjustments	Mr. Frantz	Average non-CEO NEOs	Mr. Frantz	Mr. Sides	Average non-CEO NEOs	Mr. Sides	Average non-CEO NEOs
Summary Compensation Table Total	$5,831,722	$2,400,467	$5,299,951	$15,740,135	$3,998,085	$7,895,821	$2,493,939
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(4,290,566)	(1,529,213)	—	(14,256,485)	(2,987,426)	(6,598,170)	(1,748,098)
Increase/deduction based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	6,521,655	2,324,403	—	21,434,795	4,136,650	5,765,733	1,262,365
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	3,142,800	934,356	—	—	626,061	(3,715,140)	(717,431)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	923,660	309,758	(742,807)	—	(104,781)	(830,515)	(213,140)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	(8,079,228)	—	—	—	(859,551)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—	—
= Compensation Actually Paid	$12,129,271	$4,439,771	$(3,522,084)	$22,918,445	$5,668,589	$2,517,729	$218,083

The Company does not have a pension plan, therefore, there is no pension specific impact included in the compensation actually paid adjustments.

Compensation actually paid does not reflect the actual amount of compensation earned by or paid to the CEO and the other NEOs during the applicable year. For information regarding the decisions made by the Compensation Committee for fiscal year 2023, see “Compensation Discussion & Analysis.”

(3)
Represents our TSR for the measurement periods beginning on April 1, 2020, and ending on March 31 of each of 2023, 2022 and 2021, respectively.
(4)
Represents the weighted peer group TSR for the compensation peer group used in evaluating our executive compensation for the applicable year, weighted according to the respective companies’ stock market capitalization at the beginning of the measurement period beginning on April 1, 2020, and ending on March 31 of each of 2023, 2022 and 2021, respectively. The peer group TSR presented include the following compensation peer groups used in evaluating our executive compensation (as discussed beginning on page 31 for fiscal year 2023):
a.
2023 – 2U, 8x8, ACI Worldwide, Inc., Allscripts Healthcare Solutions, Inc., Blackbaud, Inc., CommVault Systems, Inc., Computer Programs & Systems, Inc., Evolent Health, Manhattan Associates, Inc., MicroStrategy Incorporated, Omnicell, Inc., OneSpan, Phreesia, Progress Software Corporation, PROS Holdings, R1 RCM, SPS Commerce, Inc., Tabula Rasa Healthcare, Yext. The following companies were not publicly traded for the entire period of FY23 and were excluded from the TSR calculation for FY23, even though they are part of the proxy peer group for FY23: Benefitfocus, Bottomline Tech and Tivity Health.
b.
2022 – 2U, 8x8, ACI Worldwide, Inc., Allscripts Healthcare Solutions, Inc., Benefitfocus, Blackbaud, Inc., Bottomline Tech, CommVault Systems, Inc., Computer Programs & Systems, Inc., Evolent Health, Manhattan Associates, Inc., MicroStrategy Incorporated, Omnicell, Inc., OneSpan, Phreesia, Progress Software Corporation, PROS Holdings, R1 RCM, SPS Commerce, Inc., Tabula Rasa Healthcare, Tivity Health, Yext. For an explanation of changes made to our fiscal year 2021 compensation peer group, please refer to our Proxy Statement for the 2022 Annual Meeting of Stockholders filed on July 15, 2022.
c.
2021 – ACI Worldwide, Inc., Allscripts Healthcare Solutions, Inc., Aspen Technology, Inc., Blackbaud, Inc., Castlight Health, Inc., CommVault Systems, Inc., Computer Programs & Systems, Inc., Fair Isaac Corporation, HMS Holdings Corp., Manhattan Associates Inc., MicroStrategy Incorporated, Omnicell, Inc., Progress Software Corporation, PROS Holdings, SPS Commerce, Inc.

(5)
The Company chose revenue as its Company Selected Measure because the Board and management use revenue as a primary means of measuring the Company’s performance across periods.

Company Selected Measure Name	(thousands
Named Executive Officers, Footnote

Year	PEO(s)	Non-CEO NEOs
2023	David Sides	James R. Arnold, Jr., Jeffrey D. Linton, David A. Metcalfe, Mitchell L. Waters, Srinivas S. Velamoor
2022	David Sides Rusty Frantz	James R. Arnold, Jr., David A. Metcalfe, Mitchell L. Waters, Srinivas S. Velamoor
2021	Rusty Frantz	James R. Arnold, Jr., Jeffrey D. Linton, David A. Metcalfe

Peer Group Issuers, Footnote
(4)
Represents the weighted peer group TSR for the compensation peer group used in evaluating our executive compensation for the applicable year, weighted according to the respective companies’ stock market capitalization at the beginning of the measurement period beginning on April 1, 2020, and ending on March 31 of each of 2023, 2022 and 2021, respectively. The peer group TSR presented include the following compensation peer groups used in evaluating our executive compensation (as discussed beginning on page 31 for fiscal year 2023):
a.
2023 – 2U, 8x8, ACI Worldwide, Inc., Allscripts Healthcare Solutions, Inc., Blackbaud, Inc., CommVault Systems, Inc., Computer Programs & Systems, Inc., Evolent Health, Manhattan Associates, Inc., MicroStrategy Incorporated, Omnicell, Inc., OneSpan, Phreesia, Progress Software Corporation, PROS Holdings, R1 RCM, SPS Commerce, Inc., Tabula Rasa Healthcare, Yext. The following companies were not publicly traded for the entire period of FY23 and were excluded from the TSR calculation for FY23, even though they are part of the proxy peer group for FY23: Benefitfocus, Bottomline Tech and Tivity Health.
b.
2022 – 2U, 8x8, ACI Worldwide, Inc., Allscripts Healthcare Solutions, Inc., Benefitfocus, Blackbaud, Inc., Bottomline Tech, CommVault Systems, Inc., Computer Programs & Systems, Inc., Evolent Health, Manhattan Associates, Inc., MicroStrategy Incorporated, Omnicell, Inc., OneSpan, Phreesia, Progress Software Corporation, PROS Holdings, R1 RCM, SPS Commerce, Inc., Tabula Rasa Healthcare, Tivity Health, Yext. For an explanation of changes made to our fiscal year 2021 compensation peer group, please refer to our Proxy Statement for the 2022 Annual Meeting of Stockholders filed on July 15, 2022.
c.
2021 – ACI Worldwide, Inc., Allscripts Healthcare Solutions, Inc., Aspen Technology, Inc., Blackbaud, Inc., Castlight Health, Inc., CommVault Systems, Inc., Computer Programs & Systems, Inc., Fair Isaac Corporation, HMS Holdings Corp., Manhattan Associates Inc., MicroStrategy Incorporated, Omnicell, Inc., Progress Software Corporation, PROS Holdings, SPS Commerce, Inc.

Adjustment To PEO Compensation, Footnote
(2)
Compensation actually paid to the Company’s NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2021		2022			2023
Adjustments	Mr. Frantz	Average non-CEO NEOs	Mr. Frantz	Mr. Sides	Average non-CEO NEOs	Mr. Sides	Average non-CEO NEOs
Summary Compensation Table Total	$5,831,722	$2,400,467	$5,299,951	$15,740,135	$3,998,085	$7,895,821	$2,493,939
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(4,290,566)	(1,529,213)	—	(14,256,485)	(2,987,426)	(6,598,170)	(1,748,098)
Increase/deduction based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	6,521,655	2,324,403	—	21,434,795	4,136,650	5,765,733	1,262,365
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	3,142,800	934,356	—	—	626,061	(3,715,140)	(717,431)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	923,660	309,758	(742,807)	—	(104,781)	(830,515)	(213,140)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	(8,079,228)	—	—	—	(859,551)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—	—
= Compensation Actually Paid	$12,129,271	$4,439,771	$(3,522,084)	$22,918,445	$5,668,589	$2,517,729	$218,083

The Company does not have a pension plan, therefore, there is no pension specific impact included in the compensation actually paid adjustments.

Compensation actually paid does not reflect the actual amount of compensation earned by or paid to the CEO and the other NEOs during the applicable year. For information regarding the decisions made by the Compensation Committee for fiscal year 2023, see “Compensation Discussion & Analysis.”

Non-PEO NEO Average Total Compensation Amount	$ 2,493,939	$ 3,998,085	$ 2,400,467
Non-PEO NEO Average Compensation Actually Paid Amount	$ 218,083	5,668,589	4,439,771
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Compensation actually paid to the Company’s NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as follows:

	2021		2022			2023
Adjustments	Mr. Frantz	Average non-CEO NEOs	Mr. Frantz	Mr. Sides	Average non-CEO NEOs	Mr. Sides	Average non-CEO NEOs
Summary Compensation Table Total	$5,831,722	$2,400,467	$5,299,951	$15,740,135	$3,998,085	$7,895,821	$2,493,939
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(4,290,566)	(1,529,213)	—	(14,256,485)	(2,987,426)	(6,598,170)	(1,748,098)
Increase/deduction based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	6,521,655	2,324,403	—	21,434,795	4,136,650	5,765,733	1,262,365
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	3,142,800	934,356	—	—	626,061	(3,715,140)	(717,431)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	923,660	309,758	(742,807)	—	(104,781)	(830,515)	(213,140)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	(8,079,228)	—	—	—	(859,551)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—	—
= Compensation Actually Paid	$12,129,271	$4,439,771	$(3,522,084)	$22,918,445	$5,668,589	$2,517,729	$218,083

The Company does not have a pension plan, therefore, there is no pension specific impact included in the compensation actually paid adjustments.

Compensation actually paid does not reflect the actual amount of compensation earned by or paid to the CEO and the other NEOs during the applicable year. For information regarding the decisions made by the Compensation Committee for fiscal year 2023, see “Compensation Discussion & Analysis.”

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid and Cumulative Company and Peer Group TSR

The following graph describes the relationship between compensation actually paid versus cumulative total shareholder return (“TSR”):

Compensation Actually Paid vs. Net Income	Relationship Between Compensation Actually Paid and Net Income The following graph describes the relationship between compensation actually paid versus net income:
Compensation Actually Paid vs. Company Selected Measure	Relationship Between Compensation Actually Paid and Revenue The following graph describes the relationship between compensation actually paid versus revenue.
Tabular List, Table

Pay Versus Performance Tabular List

The following performance measures represent the most important financial performance measures used by the Company to link compensation actually paid to NEOs to performance for the fiscal year ended March 31, 2023:

a.
Revenue
b.
Adjusted EBITDA
c.
Total Stockholder Return

Total Shareholder Return Amount	$ 167,000	200,000	173,000
Peer Group Total Shareholder Return Amount	140,000	166,000	179,000
Net Income (Loss)	$ (2,654,000)	$ 1,618,000	$ 9,515,000
Company Selected Measure Amount	653,172,000	596,350,000	556,821,000
PEO Name	David Sides	David Sides Rusty Frantz	Rusty Frantz
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Total Stockholder Return
Rusty Frantz
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 5,299,951	$ 5,831,722
PEO Actually Paid Compensation Amount		(3,522,084)	12,129,271
David Sides
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,895,821	15,740,135
PEO Actually Paid Compensation Amount	2,517,729	22,918,445
PEO | Rusty Frantz | Deduction for amounts reported under the "Stock Awards" and "Option Awards" Columns in Summary Compensation Table for Applicable FY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,290,566)
PEO | Rusty Frantz | Increase/Deduction Based on ASC 718 Fair Value of Awards Granted During Applicable FY That Remain Unvested as of Applicable FY, Determined as of Applicable FY End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,521,655
PEO | Rusty Frantz | Increase/Deduction for Awards Granted During Prior FY That Were Outstanding and Unvested as of Applicable FY End, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Applicable FY End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,142,800
PEO | Rusty Frantz | Increase/Deduction for Awards Granted during Prior FY that Vested During Applicable FY, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Vesting Date
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(742,807)	923,660
PEO | Rusty Frantz | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited During Applicable FY, determined as of Prior FY End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(8,079,228)
PEO | David Sides | Deduction for amounts reported under the "Stock Awards" and "Option Awards" Columns in Summary Compensation Table for Applicable FY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,598,170)	(14,256,485)
PEO | David Sides | Increase/Deduction Based on ASC 718 Fair Value of Awards Granted During Applicable FY That Remain Unvested as of Applicable FY, Determined as of Applicable FY End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,765,733	21,434,795
PEO | David Sides | Increase/Deduction for Awards Granted During Prior FY That Were Outstanding and Unvested as of Applicable FY End, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Applicable FY End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,715,140)
PEO | David Sides | Increase/Deduction for Awards Granted during Prior FY that Vested During Applicable FY, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Vesting Date
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(830,515)
Non-PEO NEO | Deduction for amounts reported under the "Stock Awards" and "Option Awards" Columns in Summary Compensation Table for Applicable FY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,748,098)	(2,987,426)	(1,529,213)
Non-PEO NEO | Increase/Deduction Based on ASC 718 Fair Value of Awards Granted During Applicable FY That Remain Unvested as of Applicable FY, Determined as of Applicable FY End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,262,365	4,136,650	2,324,403
Non-PEO NEO | Increase/Deduction for Awards Granted During Prior FY That Were Outstanding and Unvested as of Applicable FY End, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Applicable FY End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(717,431)	626,061	934,356
Non-PEO NEO | Increase/Deduction for Awards Granted during Prior FY that Vested During Applicable FY, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Vesting Date
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(213,140)	$ (104,781)	$ 309,758
Non-PEO NEO | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited During Applicable FY, determined as of Prior FY End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (859,551)